SUBSIDIARIES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Effective Ownership Interest (%)	80.00%	80.00%	80.00%
Voting Interest (%)	80.00%	80.00%	80.00%
Brazil Regulated Gas Transmission Operation
Disclosure of subsidiaries [line items]
Effective Ownership Interest (%)	31.00%	28.00%	28.00%
Voting Interest (%)	92.00%	90.00%	90.00%